INVESTMENTS - Investments in associates and joint ventures (Details) R$ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022 BRL (R$)	Jun. 30, 2021 BRL (R$)	Jun. 30, 2022 BRL (R$)	Jun. 30, 2022 BRL (R$) € / shares	Jun. 30, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Investments
Equity	R$ 24,166,688	R$ 14,587,492	R$ 24,166,688	R$ 24,166,688	R$ 14,587,492	R$ 15,175,130	R$ 7,337,378
Income (expenses) of the period	181,789	R$ 10,036,699	10,487,899		7,281,440
Company participation, in equity	317,756		317,756	317,756		292,323
Company participation, in the income of the year			9,307		89,618
Associates
Investments
Company participation, in equity	124,359		124,359	124,359		R$ 129,875
Company participation, in the income of the year			R$ 658		(18,467)
Ensyn Corporation
Investments
Participation equity in associate (as a percent)			26.59%			26.24%
Company participation, in equity	4,934		R$ 4,934	4,934		R$ 4,222
Company participation, in the income of the year			R$ 5,597		(3,013)
Spinnova Plc
Investments
Participation equity in associate (as a percent)			19.10%			19.14%
Company participation, in equity	119,425		R$ 119,425	119,425		R$ 125,653
Company participation, in the income of the year			(4,939)		(15,454)
Joint ventures
Investments
Company participation, in equity	167,096		167,096	167,096		R$ 134,090
Company participation, in the income of the year			R$ 8,763		17,218
Ibema Companhia Brasileira de Papel
Investments
Participation equity in associate (as a percent)			49.90%			49.90%
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
Investments
Proportion of ownership interest in joint venture			49.90%
Company participation, in equity	126,203		R$ 126,203	126,203		R$ 117,439
Company participation, in the income of the year			R$ 8,764		17,218
F&E Technologies LLC | Foreign
Investments
Proportion of ownership interest in joint venture			50.00%
Company participation, in equity	5,251		R$ 5,251	5,251		R$ 5,594
Woodspin Oy
Investments
Participation equity in associate (as a percent)			50.00%			50.00%
Woodspin Oy | Foreign
Investments
Proportion of ownership interest in joint venture			50.00%
Company participation, in equity	35,642		R$ 35,642	35,642		R$ 11,057
Company participation, in the income of the year			(1)
Other movements
Investments
Company participation, in equity	26,301		26,301	26,301		R$ 28,358
Company participation, in the income of the year			(114)		R$ 90,867
Ensyn Corporation
Investments
Equity	18,802		18,802	18,802
Income (expenses) of the period			21,051
Spinnova Plc
Investments
Equity	623,957		623,957	R$ 623,957
Income (expenses) of the period			(25,859)
Average share price quoted on the NFNGM | € / shares				R$ 6.80
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
Investments
Equity	252,912		252,912	R$ 252,912
Income (expenses) of the period			17,563
F&E Technologies LLC | Foreign
Investments
Equity	10,502		10,502	10,502
Woodspin Oy | Foreign
Investments
Equity	R$ 71,285		71,285	R$ 71,285
Income (expenses) of the period			R$ (2)